Business combinations, acquisitions, non-controlling interest and spin-off, Agreement Between Company and LLA (Details) $ in Thousands, $ in Billions		1 Months Ended	12 Months Ended
	Dec. 26, 2023 CLP ($)	Sep. 30, 2023 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 CLP ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2025 MXN ($)	Dec. 26, 2023 MXN ($)
Transaction with Joint Ventures [Abstract]
Capital commitments						$ 68,814,307
Claro Chile, SPA [Member]
Transaction with Joint Ventures [Abstract]
Commitment for refinance bank debt in joint venture	$ 289.3
Proportion of ownership interest in joint venture	50.00%
Convertible note purchase from joint venture				$ 742.1
Impairment loss recognized in profit and loss		$ 4,677,782	$ 4,594,792		$ 12,184,562
Share of (loss) of associates and joint ventures accounted for using equity method			$ 5,313,754		$ 5,374,969
Claro Chile, SPA [Member] | Top of Range [Member]
Transaction with Joint Ventures [Abstract]
Capital commitments	$ 972.4						$ 18,728,611